PREPAID EXPENSES	3 Months Ended
Mar. 31, 2022
Prepaid Expenses
PREPAID EXPENSES

3. PREPAID EXPENSES

Prepaid fees represent amounts paid in advance for future contractual benefits to be received. Expenses paid in advance are recorded as a prepaid asset and then amortized to the statements of operations when services are rendered, or over the life of the contract using the straight-line method.

As of March 31, 2022 and December 31, 2021, prepaid expenses consisted of the following:

	March 31,	December 31,
	2022	2021
Prepaid accounting fees	$1,500	$—
Prepaid leaseholder improvements	25,000	5,000
Prepaid postage	29	36
	$26,529	$5,036